Dividends - Dividends Declared and Paid (Details) $ / shares in Units, $ in Thousands																									12 Months Ended
	Dec. 27, 2024 £ / shares shares	Dec. 27, 2024 USD ($) $ / shares shares	Sep. 27, 2024 £ / shares shares	Sep. 27, 2024 USD ($) $ / shares shares	Jun. 28, 2024 £ / shares shares	Jun. 28, 2024 USD ($) $ / shares shares	Mar. 28, 2024 £ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Dec. 29, 2023 £ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Sep. 29, 2023 £ / shares shares	Sep. 29, 2023 USD ($) $ / shares shares	Jun. 30, 2023 £ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 28, 2023 £ / shares shares	Mar. 28, 2023 USD ($) $ / shares shares	Dec. 28, 2022 £ / shares shares	Dec. 28, 2022 USD ($) $ / shares shares	Sep. 26, 2022 £ / shares shares	Sep. 26, 2022 USD ($) $ / shares shares	Jun. 30, 2022 £ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 28, 2022 £ / shares shares	Mar. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Dividends1 [Abstract]
Dividend per share (in USD per share or GBP per share) | (per share)	£ 0.2279	$ 0.290	£ 0.2211	$ 0.290	£ 0.2283	$ 0.290	£ 0.6844	$ 0.875	£ 0.6840	$ 0.875	£ 0.7040	$ 0.875	£ 0.6860	$ 0.875	£ 0.7220	$ 0.875	£ 0.6900	$ 0.850	£ 0.7320	$ 0.850	£ 0.6860	$ 0.850	£ 0.6500	$ 0.850
Shares outstanding (in shares) | shares	50,642,261	50,642,261	49,005,036	49,005,036	47,062,984	47,062,984	47,221,488	47,221,488	47,856,570	47,856,570	48,157,129	48,157,129	48,164,650	48,164,650	47,868,969	47,868,969	41,446,769	41,446,769	42,294,025	42,294,025	42,527,424	42,527,424	42,502,328	42,502,328	50,649,844	47,556,462	41,446,773	42,482,733
Gross Dividends Paid | $		$ 14,686		$ 14,211		$ 13,648		$ 41,319		$ 41,875		$ 42,137		$ 42,144		$ 41,885		$ 35,230		$ 35,950		$ 36,148		$ 36,127	$ 83,864	$ 168,041	$ 143,455